Non-financial Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous liabilities [abstract]
Advance received, Current	₩ 3,742,661	₩ 3,531,207
Unearned revenue, Current	56,306	37,062
Deferred revenue, Current	826,003	776,988
Withholdings, Current	300,016	271,425
Others. Current	1,880,185	1,710,459
Non-financial liabilities, Current	6,805,171	6,327,141
Advance received, Non-current	423,445	354,218
Unearned revenue, Non-current	18,364	14,910
Deferred revenue, Non-current	13,273,140	12,875,577
Withholdings, Non-current	1,024	2,296
Others, Non-current	10,186	34,519
Non-financial liabilities, Non-current	₩ 13,726,159	₩ 13,281,520